PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 6.3%
23,720
(1)(2)
AST SpaceMobile, Inc.
$ 1,164,178
0.1
27,000
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
2,820,150
0.3
49,381
(1)
Live Nation
Entertainment, Inc.
8,068,855
0.8
114,953
(1)
Pinterest, Inc. - Class A
3,698,038
0.4
40,027
(1)
Reddit, Inc. - Class A
9,205,810
0.9
179,914
(1)
ROBLOX Corp. - Class
A
24,921,687
2.5
13,514
(1)
Take-Two Interactive
Software, Inc.
3,491,477
0.4
17,178  TKO Group Holdings,
Inc.
3,469,269
0.4
95,222
(1)
Trade Desk, Inc.
- Class A
4,666,830
0.5
61,506,294
6.3
Consumer Discretionary : 20.9%
25,900
(1)
Amer Sports, Inc.
900,025
0.1
250
(1)
AutoZone, Inc.
1,072,560
0.1
16,700
(1)
Birkenstock Holding
PLC
755,675
0.1
16,258
(1)
Bright Horizons Family
Solutions, Inc.
1,765,131
0.2
24,144
(1)
Burlington Stores, Inc.
6,144,648
0.6
97,971
(1)
Carnival Corp.
2,832,342
0.3
44,878
(1)
Carvana Co.
16,929,777
1.7
15,320
(1)
Cava Group, Inc.
925,481
0.1
9,900
Churchill Downs, Inc.
960,399
0.1
297,942
(1)
Coupang, Inc.
9,593,732
1.0
33,110  Darden Restaurants,
Inc.
6,302,820
0.7
42,515
(1)
Deckers Outdoor Corp.
4,309,745
0.4
2,210
Domino's Pizza, Inc.
954,079
0.1
153,392
(1)
DraftKings, Inc. - Class
A
5,736,861
0.6
15,090
(1)
Duolingo, Inc.
4,856,566
0.5
33,056
(1)
Dutch Bros, Inc.
- Class A
1,730,151
0.2
20,000
eBay, Inc.
1,819,000
0.2
38,206
Expedia Group, Inc.
8,166,532
0.8
46,492
(1)
Flutter Entertainment
PLC - Class DI
11,808,968
1.2
72,965  Hilton Worldwide
Holdings, Inc.
18,930,040
1.9
6,300  Hyatt Hotels Corp.
- Class A
894,159
0.1
57,201  Las Vegas Sands
Corp.
3,076,842
0.3
9,800
(1)
MakeMyTrip Ltd.
917,280
0.1
9,763
(1)
Ollie's Bargain Outlet
Holdings, Inc.
1,253,569
0.1
23,400
(1)
On Holding AG - Class
A
990,990
0.1
47,400
(1)
Planet Fitness, Inc.
- Class A
4,920,120
0.5
13,317
Ralph Lauren Corp.
4,175,678
0.4
3,400
(1)
RH
690,744
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
27,928
Ross Stores, Inc.
$ 4,255,948
0.4
87,461  Royal Caribbean
Cruises Ltd.
28,300,630
2.9
12,027  Service Corp.
International
1,000,887
0.1
18,708
(1)
SharkNinja, Inc.
1,929,730
0.2
7,600
(1)
Stride, Inc.
1,131,944
0.1
56,722
Tapestry, Inc.
6,422,065
0.7
72,900  Tempur Sealy
International, Inc.
6,147,657
0.6
24,886
Texas Roadhouse, Inc.
4,134,809
0.4
2,600
(1)
TopBuild Corp.
1,016,236
0.1
140,257
Tractor Supply Co.
7,976,416
0.8
6,173
(1)
Ulta Beauty, Inc.
3,375,088
0.4
50,000
(1)
Valvoline, Inc.
1,795,500
0.2
99,372
(1)
Viking Holdings Ltd.
6,176,963
0.6
6,331
Williams-Sonoma, Inc.
1,237,394
0.1
12,450
Wingstop, Inc.
3,133,416
0.3
22,730
Yum! Brands, Inc.
3,454,960
0.4
204,903,557
20.9
Consumer Staples : 2.1%
29,854
(1)
BJ's Wholesale Club
Holdings, Inc.
2,783,885
0.3
4,628  Casey's General
Stores, Inc.
2,616,301
0.3
37,342
(1)
Celsius Holdings, Inc.
2,146,792
0.2
9,404
(1)
e.l.f. Beauty, Inc.
1,245,842
0.1
8,700
(1)
Freshpet, Inc.
479,457
0.1
12,014
(1)
Performance Food
Group Co.
1,249,937
0.1
41,192  Primo Brands Corp.
- Class A
910,343
0.1
29,801
(1)
Sprouts Farmers
Market, Inc.
3,242,349
0.3
79,668
(1)
US Foods Holding
Corp.
6,104,162
0.6
20,779,068
2.1
Energy : 2.9%
16,549
Cameco Corp.
1,387,799
0.2
26,456
Cheniere Energy, Inc.
6,216,631
0.6
7,815  Chesapeake Energy
Corp.
830,266
0.1
6,874  Diamondback Energy,
Inc.
983,669
0.1
15,871
EQT Corp.
863,858
0.1
15,800  Matador Resources
Co.
709,894
0.1
20,300
Ovintiv, Inc.
819,714
0.1
89,611  Permian Resources
Corp.
1,147,021
0.1
71,145
Targa Resources Corp.
11,919,633
1.2
32,959
TechnipFMC PLC
1,300,233
0.1
80,889
(1)
Uranium Energy Corp.
1,079,059
0.1
33,604  Viper Energy, Inc.
- Class A
1,284,345
0.1
28,542,122
2.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials : 9.2%
41,126
(1)
Affirm Holdings, Inc.
$ 3,005,488
0.3
4,768
Allstate Corp.
1,023,451
0.1
28,859  Ameriprise Financial,
Inc.
14,176,984
1.5
60,100  Ares Management
Corp. - Class A
9,609,389
1.0
20,600  Bank of New York
Mellon Corp.
2,244,576
0.2
76,690
(1)
Block, Inc.
5,542,386
0.6
178,900
Blue Owl Capital, Inc.
3,028,777
0.3
23,708
Brown & Brown, Inc.
2,223,573
0.2
13,429
(1)(2)
Chime Financial, Inc.
- Class A
270,863
0.0
9,682
(1)
Coinbase Global, Inc.
- Class A
3,267,578
0.3
22,112
(1)
Corpay, Inc.
6,369,583
0.7
11,604  Hanover Insurance
Group, Inc.
2,107,635
0.2
7,565  Hartford Financial
Services Group, Inc.
1,009,095
0.1
30,490  Interactive Brokers
Group, Inc. - Class A
2,098,017
0.2
2,345  Kinsale Capital Group,
Inc.
997,235
0.1
28,031  LPL Financial
Holdings, Inc.
9,325,633
1.0
12,703
MSCI, Inc.
7,207,809
0.7
36,160
(1)
Robinhood Markets,
Inc. - Class A
5,177,389
0.5
23,772  Ryan Specialty
Holdings, Inc.
1,339,790
0.2
14,438
(1)(2)
Shift4 Payments, Inc.
- Class A
1,117,501
0.1
17,304  StepStone Group, Inc.
- Class A
1,130,124
0.1
9,517
Stifel Financial Corp.
1,079,894
0.1
128,146
(1)
Toast, Inc. - Class A
4,678,611
0.5
18,378
TPG, Inc.
1,055,816
0.1
10,314  Tradeweb Markets,
Inc. - Class A
1,144,648
0.1
90,231,845
9.2
Health Care : 13.5%
30,900
(1)
Alkermes PLC
927,000
0.1
37,027
(1)
Alnylam
Pharmaceuticals, Inc.
16,884,312
1.7
62,181  AmerisourceBergen
Corp.
19,433,428
2.0
3,083
(1)
Argenx SE, ADR
2,273,897
0.2
5,346
(1)
Ascendis Pharma A/S,
ADR
1,062,838
0.1
24,900
(1)
Avidity Biosciences,
Inc.
1,084,893
0.1
3,591
(1)
BeiGene Ltd., ADR
1,223,454
0.1
36,000
(1)
BrightSpring Health
Services, Inc.
1,064,160
0.1
48,682
Cardinal Health, Inc.
7,641,127
0.8
16,238
(1)
Caris Life Sciences,
Inc.
491,199
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,000
(1)
Corcept Therapeutics,
Inc.
$ 997,320
0.1
116,952
(1)
Dexcom, Inc.
7,869,700
0.8
26,585  Encompass Health
Corp.
3,376,827
0.4
9,800
(1)
Glaukos Corp.
799,190
0.1
8,300
(1)
HealthEquity, Inc.
786,591
0.1
22,967
(1)
IDEXX Laboratories,
Inc.
14,673,387
1.5
36,962
(1)
Insmed, Inc.
5,322,898
0.5
18,098
(1)
Insulet Corp.
5,587,396
0.6
3,036
(1)
Medpace Holdings,
Inc.
1,560,990
0.2
725
(1)
Mettler-Toledo
International, Inc.
890,017
0.1
41,570
(1)
Natera, Inc.
6,691,523
0.7
29,182
(1)
Neurocrine
Biosciences, Inc.
4,096,569
0.4
11,900
(1)
Nuvalent, Inc. - Class A
1,029,112
0.1
29,800
(1)
Option Care Health,
Inc.
827,248
0.1
15,144
(1)
Penumbra, Inc.
3,836,278
0.4
7,004
Quest Diagnostics, Inc.
1,334,822
0.1
5,886
(1)
Repligen Corp.
786,782
0.1
12,136
ResMed, Inc.
3,321,987
0.3
23,600
(1)
Revolution Medicines,
Inc.
1,102,120
0.1
40,300
(1)(2)
Summit Therapeutics,
Inc.
832,598
0.1
6,558
(1)
Tenet Healthcare Corp.
1,331,536
0.1
33,779
(1)
Ultragenyx
Pharmaceutical, Inc.
1,016,072
0.1
30,994
(1)
Vaxcyte, Inc.
1,116,404
0.1
37,078
(1)
Veeva Systems, Inc.
- Class A
11,045,907
1.1
132,319,582
13.5
Industrials : 19.5%
28,303
(1)
API Group Corp.
972,774
0.1
25,073
(1)
Axon Enterprise, Inc.
17,993,388
1.8
39,571  Booz Allen Hamilton
Holding Corp.
3,955,121
0.4
32,447  Broadridge Financial
Solutions, Inc.
7,727,902
0.8
6,729  BWX Technologies,
Inc.
1,240,626
0.1
2,115
(1)
CACI International, Inc.
- Class A
1,054,920
0.1
4,100
(1)
Clean Harbors, Inc.
952,102
0.1
13,010  Comfort Systems USA,
Inc.
10,735,592
1.1
17,069
(1)
Copart, Inc.
767,593
0.1
20,557
(1)
Core & Main, Inc.
- Class A
1,106,583
0.1
6,087
Equifax, Inc.
1,561,498
0.2
8,082
Esab Corp.
903,083
0.1
19,100
(1)
ExlService Holdings,
Inc.
840,973
0.1
315,745
Fastenal Co.
15,484,135
1.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,471  Ferguson Enterprises,
Inc.
$ 1,004,097
0.1
11,634
(1)(2)
Firefly Aerospace, Inc.
341,109
0.0
19,141  GFL Environmental,
Inc.
906,901
0.1
20,400
(1)
GXO Logistics, Inc.
1,078,956
0.1
35,079
HEICO Corp.
11,324,203
1.2
126,900  Howmet Aerospace,
Inc.
24,901,587
2.5
2,898
Hubbell, Inc.
1,247,038
0.1
24,185
(1)
Karman Holdings, Inc.
1,746,157
0.2
11,552  Lennox International,
Inc.
6,115,167
0.6
21,200
Leonardo DRS, Inc.
962,480
0.1
22,755
(1)
Loar Holdings, Inc.
1,820,400
0.2
60,367
(1)
Lyft, Inc. - Class A
1,328,678
0.1
8,466  Old Dominion Freight
Line, Inc.
1,191,843
0.1
14,038
(1)
Parsons Corp.
1,164,031
0.1
15,309
Paychex, Inc.
1,940,569
0.2
18,598
(1)
Paylocity Holding
Corp.
2,962,103
0.3
37,250
Quanta Services, Inc.
15,437,145
1.6
3,233
(1)
RBC Bearings, Inc.
1,261,807
0.1
103,000
(1)
Rocket Lab Corp.
4,934,730
0.5
2,941  Rockwell Automation,
Inc.
1,027,968
0.1
16,654
Rollins, Inc.
978,256
0.1
63,696
(1)
Standardaero, Inc.
1,738,264
0.2
29,742
(1)(2)
Symbotic, Inc.
1,603,094
0.2
26,800
Tetra Tech, Inc.
894,584
0.1
10,700
(1)
United Airlines
Holdings, Inc.
1,032,550
0.1
28,358
Veralto Corp.
3,023,246
0.3
26,124
Verisk Analytics, Inc.
6,570,447
0.7
37,100
(1)
Verra Mobility Corp.
916,370
0.1
126,236  Vertiv Holdings Co.
- Class A
19,043,963
2.0
4,700  Westinghouse Air
Brake Technologies
Corp.
942,209
0.1
5,113
WW Grainger, Inc.
4,872,484
0.5
10,356
(1)
XPO, Inc.
1,338,720
0.1
190,947,446
19.5
Information Technology : 19.5%
7,200
(1)
Appfolio, Inc. - Class A
1,984,752
0.2
45,034
(1)
Astera Labs, Inc.
8,817,657
0.9
3,200
(1)
Autodesk, Inc.
1,016,544
0.1
3,877
Badger Meter, Inc.
692,355
0.1
7,602
CDW Corp.
1,210,847
0.1
19,191
(1)
Celestica, Inc.
4,728,279
0.5
6,552
(1)(2)
Circle Internet Group,
Inc.
868,664
0.1
31,200
(1)
Clearwater Analytics
Holdings, Inc. - Class A
562,224
0.1
95,503
(1)
Cloudflare, Inc. - Class
A
20,493,989
2.1
13,212
(1)
Coherent Corp.
1,423,197
0.1
18,115
Corning, Inc.
1,485,973
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
16,821
(1)
Credo Technology
Group Holding Ltd.
$ 2,449,306
0.2
103,841
(1)
Datadog, Inc. - Class A
14,786,958
1.5
8,200
(1)
Descartes Systems
Group, Inc.
772,686
0.1
37,084
(1)
DocuSign, Inc.
2,673,386
0.3
82,737
(1)
Dynatrace, Inc.
4,008,608
0.4
30,317
(1)
Elastic NV
2,561,483
0.3
2,600
(1)
Fabrinet
948,012
0.1
5,984
(1)
Fair Isaac Corp.
8,955,235
0.9
12,894
(1)
Gartner, Inc.
3,389,446
0.3
69,155
(1)(2)
Gitlab, Inc. - Class A
3,117,507
0.3
50,172
(1)
GoDaddy, Inc. - Class
A
6,865,035
0.7
27,600
(1)
Guidewire Software,
Inc.
6,344,136
0.6
14,265
(1)
HubSpot, Inc.
6,673,167
0.7
6,500
(1)
Impinj, Inc.
1,174,875
0.1
11,224
(2)
InterDigital, Inc.
3,874,862
0.4
5,856
(1)
Keysight Technologies,
Inc.
1,024,331
0.1
33,700
(1)
Lattice Semiconductor
Corp.
2,470,884
0.3
6,847
(1)
MACOM Technology
Solutions Holdings,
Inc.
852,383
0.1
20,315
(1)
Manhattan Associates,
Inc.
4,164,169
0.4
5,700
(1)
Monday.com Ltd.
1,104,033
0.1
6,778
(1)
MongoDB, Inc.
2,103,756
0.2
14,639  Monolithic Power
Systems, Inc.
13,477,249
1.4
30,500
(1)
Nutanix, Inc. - Class A
2,268,895
0.2
37,000
(1)
Okta, Inc.
3,392,900
0.3
8,100
(1)
Onto Innovation, Inc.
1,046,682
0.1
14,017
(1)
Procore Technologies,
Inc.
1,022,120
0.1
10,622
(1)
PTC, Inc.
2,156,478
0.2
80,888
(1)
Pure Storage, Inc.
- Class A
6,779,223
0.7
21,925
(1)
Rambus, Inc.
2,284,585
0.2
21,284
(1)
Rubrik, Inc. - Class A
1,750,609
0.2
62,050
(1)
SailPoint, Inc.
1,370,064
0.1
93,672
(1)
Samsara, Inc. - Class
A
3,489,282
0.4
7,028  Seagate Technology
Holdings PLC
1,659,030
0.2
5,194
(1)
ServiceTitan, Inc.
- Class A
523,711
0.1
31,626
(3)(4)
Tanium, Inc. - Class B
168,567
0.0
27,354
TD SYNNEX Corp.
4,479,217
0.5
5,800
TE Connectivity PLC
1,273,274
0.1
19,565
(1)
Tower Semiconductor
Ltd.
1,414,549
0.1
7,871
(1)
Twilio, Inc. - Class A
787,808
0.1
12,525
(1)
Tyler Technologies,
Inc.
6,552,579
0.7
26,200
(1)
Unity Software, Inc.
1,049,048
0.1
4,055
(1)
Zebra Technologies
Corp. - Class A
1,204,984
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
33,620
(1)
Zscaler, Inc.
$ 10,074,569
1.0
191,824,162
19.5
Materials : 0.8%
14,700
Anglogold Ashanti PLC
1,033,851
0.1
3,600  Carpenter Technology
Corp.
883,944
0.1
41,450
Kinross Gold Corp.
1,030,032
0.1
10,603
Louisiana-Pacific Corp.
941,971
0.1
19,773
(1)
MP Materials Corp.
1,326,175
0.1
9,387  Sensient Technologies
Corp.
880,970
0.1
9,890
Steel Dynamics, Inc.
1,378,963
0.2
7,475,906
0.8
Real Estate : 1.5%
12,958
(1)
CBRE Group, Inc.
- Class A
2,041,662
0.2
33,043
(1)
CoStar Group, Inc.
2,787,838
0.3
14,800  Equity LifeStyle
Properties, Inc.
898,360
0.1
6,468
FirstService Corp.
1,232,089
0.1
13,870
Iron Mountain, Inc.
1,413,908
0.2
25,681  Lamar Advertising Co.
- Class A
3,143,868
0.3
17,668  Simon Property Group,
Inc.
3,315,754
0.3
14,833,479
1.5
Utilities : 3.3%
42,339
NRG Energy, Inc.
6,856,801
0.7
8,145
(1)
Talen Energy Corp.
3,464,720
0.4
111,404
Vistra Corp.
21,826,272
2.2
32,147,793
3.3
Total Common Stock
(Cost $799,262,357)
975,511,254
99.5
PREFERRED STOCK : 0.4%
Consumer Discretionary : 0.0%
32,438
(3)(4)
Rappi, Inc. - Series E
472,621
0.0
Health Care : 0.2%
53,091
(4)
Caris Life Sciences,
Inc. Lock-Up Shares
1,606,003
0.2
Information Technology : 0.2%
353,970
(3)(4)
Tanium, Inc. - Series G
1,886,660
0.2
Total Preferred Stock
(Cost $4,698,667)
3,965,284
0.4
Total Long-Term
Investments
(Cost $803,961,024)
979,476,538
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Repurchase Agreements : 1.2%
3,074,569
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $3,074,924,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$3,136,098, due
08/27/27-09/01/55)
$ 3,074,569
0.3
129,986
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $130,001,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $132,586, due
07/15/26-08/15/54)
129,986
0.0
2,534,821
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $2,535,114,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$2,585,517, due
08/01/32-06/01/64)
2,534,821
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
244,894
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $244,922,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $249,792, due
12/31/31-05/31/32)
$ 244,894
0.0
338,583
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $338,622,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $345,355, due
11/18/25-08/15/55)
338,583
0.1
1,966,610
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $1,966,836,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$2,005,943, due
01/15/29-10/01/55)
1,966,610
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
108,976
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $108,989,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $111,156, due
10/23/25-08/15/55)
$ 108,976
0.0
3,107,277
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $3,107,642,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$3,163,608, due
10/15/26-02/15/54)
3,107,277
0.3
Total Repurchase
Agreements
(Cost $11,505,716)
11,505,716
1.2
Time Deposits : 0.2%
320,000
(5)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 320,000
0.0
300,000
(5)
DZ Bank AG,
4.080
%,
10/01/2025 300,000
0.0
290,000
(5)
HSBC Bank PLC,
4.130
%,
10/01/2025 290,000
0.0
310,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 310,000
0.0
320,000
(5)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 320,000
0.1
320,000
(5)
Royal Bank of Canada,
4.140
%,
10/01/2025 320,000
0.1
320,000
(5)
Societe Generale S.A.,
4.090
%,
10/01/2025 320,000
0.0
Total Time Deposits
(Cost $2,180,000)
2,180,000
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
1,177,348
(6)
T. Rowe Price
Government
Reserve Fund, 4.150%
(Cost $1,177,348) $ 1,177,348 0.1
Total Short-Term
Investments
(Cost $14,863,064)
$ 14,863,064
1.5
Total Investments in
Securities
(Cost $818,824,088) $ 994,339,602 101.4
Liabilities in Excess
of Other Assets (13,548,407) (1.4)
Net Assets $ 980,791,195 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $4,133,851 or 0.4% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 61,506,294 $ — $ — $ 61,506,294
Consumer Discretionary 204,903,557 — — 204,903,557
Consumer Staples 20,779,068 — — 20,779,068
Energy 28,542,122 — — 28,542,122
Financials 90,231,845 — — 90,231,845
Health Care 132,319,582 — — 132,319,582
Industrials 190,947,446 — — 190,947,446
Information Technology 191,655,595 — 168,567 191,824,162
Materials 7,475,906 — — 7,475,906
Real Estate 14,833,479 — — 14,833,479
Utilities 32,147,793 — — 32,147,793
Total Common Stock 975,342,687 — 168,567 975,511,254
Preferred Stock — 1,606,003 2,359,281 3,965,284
Short-Term Investments 1,177,348 13,685,716 — 14,863,064
Total Investments, at fair value $ 976,520,035 $ 15,291,719 $ 2,527,848 $ 994,339,602
At September 30, 2025, VY
®
T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Caris Life Sciences, Inc. Lock-Up Shares 5/11/2021 $ 1,003,412 $ 1,606,003
Rappi, Inc. - Series E 9/8/2020 1,938,042 472,621
Tanium, Inc. - Class B 9/24/2020 360,385 168,567
Tanium, Inc. - Series G 8/26/2015 1,757,213 1,886,660
$ 5,059,052 $ 4,133,851
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 208,346,467
Gross Unrealized Depreciation (32,830,953)
Net Unrealized Appreciation $ 175,515,514